Reconciliation of Summary of Activity of Company's Uncertain Tax Position (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Beginning Balance	$ 31,340	$ 35,483	$ 27,314
Additions for tax positions related to prior years		207
Reductions for tax positions related to prior years	(1,963)	(4,350)
Reductions due to tax settlements	(1,515)
Reductions due to tax statute of limitations	(461)
Ending Balance	$ 27,401	$ 31,340	$ 27,314